UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

       /s/ Paul L. Davis         Santa Monica, California      May 16, 2011
    --------------------------   --------------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $171,730
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC            COM                00949P108    4,753     638,026   SH          SOLE                638,026
ATHEROS COMMUNICATIONS INC   COM                04743P108    7,349     164,560   SH          SOLE                164,560
BECKMAN COULTER INC          COM                075811109    1,661      20,000   SH          SOLE                 20,000
BUCYRUS INTL INC NEW         COM                118759109    8,871      97,000   SH          SOLE                 97,000
CMS ENERGY CORP              NOTE 2.875% 12/0   125896AW0    5,601   3,675,000   PRN         SOLE              3,675,000
COINSTAR INC                 NOTE 4.000% 12/0   19259PAF9    6,898   5,000,000   PRN         SOLE              5,000,000
CONEXANT SYSTEMS INC         COM NEW            207142308      239     100,000   SH          SOLE                100,000
DIALOGIC INC                 COM                25250T100    9,600   2,046,899   SH          SOLE              2,046,899
DORAL FINL CORP              COM NEW            25811P886    6,314   5,739,984   SH          SOLE              5,739,984
DRUGSTORE COM INC            COM                262241102      770     200,000   SH          SOLE                200,000
GSI GROUP INC CDA NEW        COM NEW            36191C205   20,674   2,007,171   SH          SOLE              2,007,171
HYPERCOM CORP                COM                44913M105    8,337     693,014   SH          SOLE                693,014
JAZZ TECHNOLOGIES INC        NOTE 8.000% 12/3   47214EAA0    2,005   2,000,000   PRN         SOLE              2,000,000
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500% 10/0   52729NBR0    3,755   2,550,000   PRN         SOLE              2,550,000
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1    53219LAH2    6,391   6,000,000   PRN         SOLE              6,000,000
LUBRIZOL CORP                COM                549271104    6,698      50,000   SH          SOLE                 50,000
MAGNACHIP SEMICONDUCTOR CORP DEPOSITARY SHS     55933J203   18,805   1,953,743   SH          SOLE              1,953,743
MASSEY ENERGY CO             NOTE 3.250% 8/0    576203AJ2    4,546   4,000,000   PRN         SOLE              4,000,000
MASSEY ENERGY COMPANY        COM                576206106      485       7,100   SH          SOLE                  7,100
MICROSOFT CORP               COM                594918104    1,135      44,700   SH          SOLE                 44,700
ON SEMICONDUCTOR CORP        NOTE 2.625% 12/1   682189AG0    5,895   5,000,000   PRN         SOLE              5,000,000
ONLINE RES CORP              COM                68273G101   14,407   3,811,400   SH          SOLE              3,811,400
RADISYS CORP                 NOTE 2.750% 2/1    750459AE9    2,481   2,500,000   PRN         SOLE              2,500,000
SANDISK CORP                 NOTE 1.000% 5/1    80004CAC5    3,913   4,000,000   PRN         SOLE              4,000,000
SANDISK CORP                 NOTE 1.500% 8/1    80004CAD3    1,135   1,000,000   PRN         SOLE              1,000,000
TECH DATA CORP               DBCV 2.750% 12/1   878237AE6    5,236   4,853,000   PRN         SOLE              4,853,000
TTM TECHNOLOGIES INC         NOTE 3.250% 5/1    87305RAC3    2,005   2,000,000   PRN         SOLE              2,000,000
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1    912909AE8    3,647   2,000,000   PRN         SOLE              2,000,000
VERIGY LTD                   NOTE 5.250% 7/1    92345XAB4    8,124   6,581,000   PRN         SOLE              6,581,000